FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	£ 2,570	£ 2,787
Commitments	116,434	118,514
Total contingents and commitments	119,004	121,301
The Group [member] | Lending commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	116,263	117,781
The Group [member] | Other commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	171	733
The Group [member] | Not later than one year [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	1,439	1,356
Commitments	90,958	90,091
Total contingents and commitments	92,397	91,447
The Group [member] | Not later than one year [member] | Lending commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	90,953	89,567
The Group [member] | Not later than one year [member] | Other commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	5	524
The Group [member] | Later than one year and not later than three years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	349	551
Commitments	11,827	12,465
Total contingents and commitments	12,176	13,016
The Group [member] | Later than one year and not later than three years [member] | Lending commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	11,756	12,445
The Group [member] | Later than one year and not later than three years [member] | Other commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	71	20
The Group [member] | Later than three years and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	99	133
Commitments	10,614	11,567
Total contingents and commitments	10,713	11,700
The Group [member] | Later than three years and not later than five years [member] | Lending commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	10,571	11,554
The Group [member] | Later than three years and not later than five years [member] | Other commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	43	13
The Group [member] | Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	683	747
Commitments	3,035	4,391
Total contingents and commitments	3,718	5,138
The Group [member] | Later than five years [member] | Lending commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	2,983	4,215
The Group [member] | Later than five years [member] | Other commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	52	176
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	2,289	2,492
Commitments	52,549	57,897
Total contingents and commitments	54,838	60,389
The Bank [member] | Lending commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	52,392	57,213
The Bank [member] | Other commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	157	684
The Bank [member] | Not later than one year [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	1,339	1,270
Commitments	30,732	33,291
Total contingents and commitments	32,071	34,561
The Bank [member] | Not later than one year [member] | Lending commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	30,727	32,769
The Bank [member] | Not later than one year [member] | Other commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	5	522
The Bank [member] | Later than one year and not later than three years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	271	465
Commitments	9,877	10,568
Total contingents and commitments	10,148	11,033
The Bank [member] | Later than one year and not later than three years [member] | Lending commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	9,806	10,548
The Bank [member] | Later than one year and not later than three years [member] | Other commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	71	20
The Bank [member] | Later than three years and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	99	133
Commitments	9,737	10,841
Total contingents and commitments	9,836	10,974
The Bank [member] | Later than three years and not later than five years [member] | Lending commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	9,694	10,828
The Bank [member] | Later than three years and not later than five years [member] | Other commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	43	13
The Bank [member] | Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	580	624
Commitments	2,203	3,197
Total contingents and commitments	2,783	3,821
The Bank [member] | Later than five years [member] | Lending commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	2,165	3,068
The Bank [member] | Later than five years [member] | Other commitments [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	38	129
Acceptances and endorsements [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	17	32
Acceptances and endorsements [member] | The Group [member] | Not later than one year [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	17	32
Acceptances and endorsements [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	16	31
Acceptances and endorsements [member] | The Bank [member] | Not later than one year [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	16	31
Other contingent liabilities [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	2,553	2,755
Other contingent liabilities [member] | The Group [member] | Not later than one year [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	1,422	1,324
Other contingent liabilities [member] | The Group [member] | Later than one year and not later than three years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	349	551
Other contingent liabilities [member] | The Group [member] | Later than three years and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	99	133
Other contingent liabilities [member] | The Group [member] | Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	683	747
Other contingent liabilities [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	2,273	2,461
Other contingent liabilities [member] | The Bank [member] | Not later than one year [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	1,323	1,239
Other contingent liabilities [member] | The Bank [member] | Later than one year and not later than three years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	271	465
Other contingent liabilities [member] | The Bank [member] | Later than three years and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	99	133
Other contingent liabilities [member] | The Bank [member] | Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	£ 580	£ 624